Cover	Dec. 21, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 21, 2021
Entity File Number	001-39917
Entity Registrant Name	European Sustainable Growth Acquisition Corp.
Entity Central Index Key	0001832505
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	73 Arch Street
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	(203)
Local Phone Number	983-4400
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one Redeemable Warrant
Trading Symbol	EUSGU
Security Exchange Name	NASDAQ
Class A ordinary share, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	EUSG
Security Exchange Name	NASDAQ
Warrants, each exercisable for one Class A ordinary share for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one Class A ordinary share for $11.50 per share
Trading Symbol	EUSGW
Security Exchange Name	NASDAQ